Income Taxes (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes
Effective annual tax rate (as a percent)	1.10%
Federal statutory rate	35.00%	35.00%	35.00%	35.00%
Valuation allowance in light of the impairment of oil and gas properties	$ 305,900	$ (42,134)	$ 45,688
Valuation allowance	309,700
Current income taxes	$ 0	$ 809